UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Total operating revenues	$ 194,455	$ 218,750
Vessel operating expenses	(88,859)	(67,869)
Voyage, charterhire and commission expenses	(4,369)	(1,150)
Administrative expenses	(20,000)	(26,459)
Project development expenses	(7,481)	(38,453)
Depreciation and amortization	(39,884)	(37,500)
Impairment of long-lived assets	0	(5,021)
Total operating expenses	(160,593)	(176,452)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993	(11,362)
Other operating income	0	10,316
Total other operating income/(losses)	19,993	(1,046)
Operating income	53,855	41,252
Realized and unrealized mark-to-market losses on our investment in listed equity securities	0	(62,308)
Other non-operating income, net	0	9,823
Total other non-operating losses	0	(52,485)
Interest income	27,484	34,827
Interest expense, net	0	(1,107)
(Loss)/gain on derivative instruments, net	(8,646)	9,315
Other financial items, net	(3,164)	(1,057)
Net financial income	15,674	41,978
Income before taxes and net income from equity method investments	69,529	30,745
Income taxes expense	(486)	(1,538)
Net losses from equity method investments	(3,287)	(1,279)
Net income from continuing operations	65,756	27,928
Net income from discontinued operations	0	293
Net income	65,756	28,221
Total net income attributable to non-controlling interests	(19,411)	(42,167)
Net income/(loss) attributable to stockholders of Golar LNG Limited	$ 46,345	$ (13,946)
Basic earnings/(loss) per share from continuing operations (in USD per share)	$ 0.44	$ (0.13)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	$ 0.44	$ (0.13)
Liquefaction services revenue
Total operating revenues	$ 168,563	$ 172,985
Vessel management fees and other revenues
Total operating revenues	17,042	29,576
Time and voyage charter revenues
Total operating revenues	$ 8,850	$ 16,189